Fund Summary
Investment Objective
The fund seeks total return (consisting of capital appreciation and income) that approximates or exceeds the total return of a diversified portfolio of hedge funds included in the HFRI Fund Weighted Composite Index.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in certain funds in the Dreyfus Family of Funds.  More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 14 of the Prospectus and in the How to Buy Shares section on page B-51 of the fund's Statement of Additional Information.  Class A shares bought without an initial sales charge as part of an investment of  $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Dynamic Alternatives Fund	Dreyfus Dynamic Alternatives Fund - Class A	Dreyfus Dynamic Alternatives Fund - Class C	Dreyfus Dynamic Alternatives Fund - Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Dynamic Alternatives Fund		Dreyfus Dynamic Alternatives Fund - Class A	Dreyfus Dynamic Alternatives Fund - Class C	Dreyfus Dynamic Alternatives Fund - Class I
Management fees		1.00%	1.00%	1.00%
Distribution (Rule 12b-1) fees		none	0.75%	none
Other expenses (including shareholder services fees and other expenses of the fund's subsidiary)		4.10%	4.13%	3.06%
Total annual fund operating expenses		5.10%	5.88%	4.06%
Fee waiver and/or expense reimbursement	[1]	(3.65%)	(3.68%)	(2.86%)
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)		1.45%	2.20%	1.20%
[1]	The Dreyfus Corporation has contractually agreed, until March 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund, and the operating costs of the fund's subsidiary, so that the expenses of none of the classes (excluding the fund's Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.20%. In addition, The Dreyfus Corporation has contractually agreed, until March 31, 2012 and thereafter for so long as the fund invests in the subsidiary, to waive the management fee it receives from the fund in an amount equal to the management fee paid to The Dreyfus Corporation by the subsidiary. This undertaking may not be terminated after March 31, 2012 unless The Dreyfus Corporation obtains the prior approval of the fund's board.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Dynamic Alternatives Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyfus Dynamic Alternatives Fund - Class A	714	1,709	2,701	5,174
Dreyfus Dynamic Alternatives Fund - Class C	323	1,421	2,599	5,453
Dreyfus Dynamic Alternatives Fund - Class I	122	973	1,840	4,079

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Dynamic Alternatives Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Dreyfus Dynamic Alternatives Fund - Class A	714	1,709	2,701	5,174
Dreyfus Dynamic Alternatives Fund - Class C	223	1,421	2,599	5,453
Dreyfus Dynamic Alternatives Fund - Class I	122	973	1,840	4,079

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.  For the period March 9, 2010 (commencement of operations) through
October 31, 2010, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund follows a hedge fund beta replication strategy designed to provide investment exposure to a diversified portfolio of hedge funds included in the HFRI Fund Weighted Composite Index (HFRI Index), combined with a managed futures replication strategy designed to mitigate the downside risks of its hedge fund beta replication strategy.  The investment process assumes that the beta exposure of hedge funds as an asset class exposes them to systematic market risk, which can adversely affect their performance during periods of high market volatility.  Managed futures are considered to be negatively correlated to stock markets.  The fund normally will use extensively derivative instruments, particularly futures, options, swaps and forward contracts, on U.S. and non-U.S. equity and fixed income securities, securities indices, currencies, commodities and other instruments.  The HFRI Index is a fund-weighted (equal-weighted) index designed to measure the total returns (net of fees) of the approximately 2,000 hedge funds that comprise the Index.
Constituent funds must have either  $50 million under management or a track record of greater than 12 months.  The HFRI Index consists only of hedge funds.
The fund does not invest in hedge funds.  In selecting investments to approximate the total return of a diversified portfolio of hedge funds included in the HFRI Index, the fund's portfolio managers estimate the market exposures
(or betas) that drive the aggregate returns of those hedge funds.

In selecting investments to mitigate the downside risks of the fund's hedge fund beta replication strategy, the fund's portfolio managers estimate the beta exposures that drive the aggregate returns of a diversified group of commodity trading advisors that use momentum or long volatility strategies managing funds included in the HFRI Index.  Commodity trading advisors are those hedge funds included in the HFRI Index that are registered with the Commodity Futures
Trading Commission as commodity trading advisors.  To determine the allocation of fund assets to the hedge fund beta replication strategy and managed futures replication strategy, the portfolio managers use a proprietary macro risk allocation model.

The fund's portfolio managers implement the fund's investment process and gain beta exposures to specific asset classes using primarily a combination of long or short positions in equity index futures and options, U.S.Treasury and foreign sovereign bond futures, currency forward contracts, commodity and commodity index futures, and index total rate of return swaps. Futures contracts generally are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price.  An option on a futures contract gives the purchaser the right
(and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time.  A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.  Total return swaps are contracts or agreements that give the fund the right to receive the appreciation in the value of a specified security, index, currency or other instrument in return for a fee paid to the counterparty, which typically is an agreed upon interest rate.  The fund may be required to segregate liquid assets, or otherwise cover its obligations, relating to the fund's transactions in derivatives. The fund also may invest in structured notes (i.e., specially designed debt instruments whose return is determined by reference to an index, security or commodity); exchange-traded funds (ETFs), such as those that are designed to track the performance of an index; exchange-traded notes (ETNs), which are debt securities typically designed to track the performance of an index;  and equity and fixed-income securities.

The fund also may gain exposure to the performance of commodity markets through investments in a wholly-owned and controlled subsidiary of the fund that invests primarily in commodity-linked securities and derivatives (including futures, options and swap contracts) and fixed-income securities.The fund may hold a significant portion of its assets in U.S. government securities, short-term and high quality debt securities, money market instruments, cash and other cash equivalents to collateralize its derivatives positions.

The fund is "non-diversified" under the Investment Company Act of 1940, as amended, and may invest more of its assets in fewer issuers than "diversified"
mutual funds.

Principal Risks
An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the FDIC or any other government agency.  It is not a complete investment program.  The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o  Derivatives risk.  A small investment in derivatives could have a potentially large impact on the fund's performance.  The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.  Derivatives can be highly volatile, illiquid and difficult to value.  Derivatives are also subject to the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund's other investments.  Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.  Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk.  The derivatives in which the fund may invest may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors.  As a result, events affecting the financial services sector may cause the fund's net asset value per share to fluctuate.  Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.

o  Leverage risk.  The use of leverage, such as entering into futures contracts and forward currency contracts, engaging in forward commitment transactions, and engaging in reverse repurchase agreements, may magnify the fund's gains or losses.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

o  Alternative asset categories and investment strategies risk.  The fund does not invest in hedge funds.  The fund, however, seeks investment exposure to the asset categories and investment strategies that drive the aggregate returns of a diversified portfolio of hedge funds and commodity trading advisors included in the HFRI Index.  Hedge funds are often illiquid and highly leveraged, and invest in asset categories or utilize investment strategies that may be alternative or non-traditional and highly volatile.  Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.

o  Index/tracking error risk.  The fund is not an index fund.  The fund, however, follows a hedge fund beta replication strategy combined with a managed futures replication strategy.  The HFRI Index may not provide an accurate representation of hedge fund returns or the returns of commodity trading advisors managing funds using momentum or long volatility strategies.  Even if the HFRI Index provides an accurate representation of hedge fund returns generally and the returns of such commodity trading advisors, because the fund's investment process is based on an assessment of historical data related to the
HFRI Index, the fund's performance may not replicate the returns of the HFRI
Index or the returns of the commodity trading advisors included in the HFRI
Index during any period of time.  To the extent that data turns out not to be predictive of future events, the returns of the fund may differ significantly from the returns of hedge funds generally or the returns of the HFRI Index and commodity trading advisors.

o  Management risk.  Management risk is the risk that the investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.  The fund should be considered a speculative investment entailing a high degree of risk and is not suitable for all investors.

o  Subsidiary risk.  By investing in the subsidiary, the fund will be indirectly exposed to the risks associated with the subsidiary's investments.  Changes in applicable laws governing the subsidiary could prevent the fund or the subsidiary from operating as described in this prospectus and could negatively affect the fund and its shareholders.

o  Credit risk.  Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price.

o  Commodity sector risk.  Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities.
Investments linked to the prices of commodities are considered speculative.
Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments.

o  Foreign investment risk.  Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

o  Foreign currency risk.  Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o  Market sector risk.  The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o  Liquidity risk.  When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value.

o  Short sale risk.  The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline.  Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

o  Non-diversification risk.  The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.  Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

o  Tax risk.  As a regulated investment company (RIC), the fund must derive at least 90% of its gross income for each taxable year from sources treated as
"qualifying income" under the Internal Revenue Code of 1986, as amended.  The fund may gain exposure to local currency markets through forward currency contracts.  Although foreign currency gains currently constitute qualifying income, the U.S. Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a RIC's foreign currency gains not "directly related" to its "principal business" of investing in stock or securities (or options and futures with respect thereto).  Such regulations might treat gains from some of the fund's foreign currency-denominated positions as not qualifying income.

Performance
Since the fund has less than one full calendar year of performance, past performance information is not included in the Summary Prospectus.  Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is no guarantee of future results.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	Dreyfus Dynamic Alternatives Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001478223
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
ProspectusDate	rr_ProspectusDate	Mar 1, 2011
Dreyfus Dynamic Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks total return (consisting of capital appreciation and income) that approximates or exceeds the total return of a diversified portfolio of hedge funds included in the HFRI Fund Weighted Composite Index.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in certain funds in the Dreyfus Family of Funds.  More information about these and other discounts is available from your financial professional and in the Shareholder
Guide section on page 14 of the Prospectus and in the How to Buy Shares section on page B-51 of the fund's Statement of Additional Information.  Class A shares bought without an initial sales charge as part of an investment of  $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	The Dreyfus Corporation has contractually agreed, until March 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund, and the operating costs of the fund's subsidiary, so that the expenses of none of the classes(excluding the fund's Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses)exceed 1.20%.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.  For the period March 9, 2010 (commencement of operations) through
October 31, 2010, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-, five-
and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund follows a hedge fund beta replication strategy designed to provide investment exposure to a diversified portfolio of hedge funds included in the HFRI Fund Weighted Composite Index (HFRI Index), combined with a managed futures replication strategy designed to mitigate the downside risks of its hedge fund beta replication strategy.  The investment process assumes that the beta exposure of hedge funds as an asset class exposes them to systematic market risk, which can adversely affect their performance during periods of high market volatility.  Managed futures are considered to be negatively correlated to stock markets.  The fund normally will use extensively derivative instruments, particularly futures, options, swaps and forward contracts, on U.S. and non-U.S. equity and fixed income securities, securities indices, currencies, commodities and other instruments.  The HFRI Index is a fund-weighted (equal-weighted) index designed to measure the total returns (net of fees) of the approximately 2,000 hedge funds that comprise the Index.
Constituent funds must have either  $50 million under management or a track record of greater than 12 months.  The HFRI Index consists only of hedge funds.
The fund does not invest in hedge funds.  In selecting investments to approximate the total return of a diversified portfolio of hedge funds included in the HFRI Index, the fund's portfolio managers estimate the market exposures
(or betas) that drive the aggregate returns of those hedge funds.

In selecting investments to mitigate the downside risks of the fund's hedge fund beta replication strategy, the fund's portfolio managers estimate the beta exposures that drive the aggregate returns of a diversified group of commodity trading advisors that use momentum or long volatility strategies managing funds included in the HFRI Index.  Commodity trading advisors are those hedge funds included in the HFRI Index that are registered with the Commodity Futures
Trading Commission as commodity trading advisors.  To determine the allocation of fund assets to the hedge fund beta replication strategy and managed futures replication strategy, the portfolio managers use a proprietary macro risk allocation model.

The fund's portfolio managers implement the fund's investment process and gain beta exposures to specific asset classes using primarily a combination of long or short positions in equity index futures and options, U.S.Treasury and foreign sovereign bond futures, currency forward contracts, commodity and commodity index futures, and index total rate of return swaps. Futures contracts generally are standardized, exchange-traded contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price.  An option on a futures contract gives the purchaser the right
(and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time.  A forward contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.  Total return swaps are contracts or agreements that give the fund the right to receive the appreciation in the value of a specified security, index, currency or other instrument in return for a fee paid to the counterparty, which typically is an agreed upon interest rate.  The fund may be required to segregate liquid assets, or otherwise cover its obligations, relating to the fund's transactions in derivatives. The fund also may invest in structured notes (i.e., specially designed debt instruments whose return is determined by reference to an index, security or commodity); exchange-traded funds (ETFs), such as those that are designed to track the performance of an index; exchange-traded notes (ETNs), which are debt securities typically designed to track the performance of an index;  and equity and fixed-income securities.

The fund also may gain exposure to the performance of commodity markets through investments in a wholly-owned and controlled subsidiary of the fund that invests primarily in commodity-linked securities and derivatives (including futures, options and swap contracts) and fixed-income securities.The fund may hold a significant portion of its assets in U.S. government securities, short-term and high quality debt securities, money market instruments, cash and other cash equivalents to collateralize its derivatives positions.

The fund is "non-diversified" under the Investment Company Act of 1940, as amended, and may invest more of its assets in fewer issuers than "diversified"
mutual funds.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the FDIC or any other government agency.  It is not a complete investment program.  The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o  Derivatives risk.  A small investment in derivatives could have a potentially large impact on the fund's performance.  The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.  Derivatives can be highly volatile, illiquid and difficult to value.  Derivatives are also subject to the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund's other investments.  Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.  Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk.  The derivatives in which the fund may invest may be issued by companies in the financial services sector, including the banking, brokerage and insurance sectors.  As a result, events affecting the financial services sector may cause the fund's net asset value per share to fluctuate.  Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.

o  Leverage risk.  The use of leverage, such as entering into futures contracts and forward currency contracts, engaging in forward commitment transactions, and engaging in reverse repurchase agreements, may magnify the fund's gains or losses.  Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself.

o  Alternative asset categories and investment strategies risk.  The fund does not invest in hedge funds.  The fund, however, seeks investment exposure to the asset categories and investment strategies that drive the aggregate returns of a diversified portfolio of hedge funds and commodity trading advisors included in the HFRI Index.  Hedge funds are often illiquid and highly leveraged, and invest in asset categories or utilize investment strategies that may be alternative or non-traditional and highly volatile.  Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.

o  Index/tracking error risk.  The fund is not an index fund.  The fund, however, follows a hedge fund beta replication strategy combined with a managed futures replication strategy.  The HFRI Index may not provide an accurate representation of hedge fund returns or the returns of commodity trading advisors managing funds using momentum or long volatility strategies.  Even if the HFRI Index provides an accurate representation of hedge fund returns generally and the returns of such commodity trading advisors, because the fund's investment process is based on an assessment of historical data related to the
HFRI Index, the fund's performance may not replicate the returns of the HFRI
Index or the returns of the commodity trading advisors included in the HFRI
Index during any period of time.  To the extent that data turns out not to be predictive of future events, the returns of the fund may differ significantly from the returns of hedge funds generally or the returns of the HFRI Index and commodity trading advisors.

o  Management risk.  Management risk is the risk that the investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.  The fund should be considered a speculative investment entailing a high degree of risk and is not suitable for all investors.

o  Subsidiary risk.  By investing in the subsidiary, the fund will be indirectly exposed to the risks associated with the subsidiary's investments.  Changes in applicable laws governing the subsidiary could prevent the fund or the subsidiary from operating as described in this prospectus and could negatively affect the fund and its shareholders.

o  Credit risk.  Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price.

o  Commodity sector risk.  Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities.
Investments linked to the prices of commodities are considered speculative.
Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships, weather, agriculture, trade, fiscal, monetary and exchange control programs, disease, pestilence, acts of terrorism, embargoes, tariffs and international economic, political, military and regulatory developments.

o  Foreign investment risk.  Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

o  Foreign currency risk.  Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

o  Market sector risk.  The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o  Liquidity risk.  When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value.

o  Short sale risk.  The fund may make short sales, which involves selling a security it does not own in anticipation that the security's price will decline.  Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.

o  Non-diversification risk.  The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.  Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

o  Tax risk.  As a regulated investment company (RIC), the fund must derive at least 90% of its gross income for each taxable year from sources treated as
"qualifying income" under the Internal Revenue Code of 1986, as amended.  The fund may gain exposure to local currency markets through forward currency contracts.  Although foreign currency gains currently constitute qualifying income, the U.S. Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a RIC's foreign currency gains not "directly related" to its "principal business" of investing in stock or securities (or options and futures with respect thereto).  Such regulations might treat gains from some of the fund's foreign currency-denominated positions as not qualifying income.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Since the fund has less than one full calendar year of performance, past performance information is not included in the Summary Prospectus.  Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is no guarantee of future results.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Since the fund has less than one full calendar year of performance, past performance information is not included in the Summary Prospectus.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Dreyfus Dynamic Alternatives Fund | Dreyfus Dynamic Alternatives Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDYAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees and other expenses of the fund's subsidiary)	rr_OtherExpensesOverAssets	4.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.10%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.65%)	[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.45%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,709
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,701
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,174
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	714
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,709
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,701
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,174
Dreyfus Dynamic Alternatives Fund | Dreyfus Dynamic Alternatives Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDYCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees and other expenses of the fund's subsidiary)	rr_OtherExpensesOverAssets	4.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.88%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.68%)	[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,421
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,599
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,453
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,421
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,599
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	5,453
Dreyfus Dynamic Alternatives Fund | Dreyfus Dynamic Alternatives Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDYIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees and other expenses of the fund's subsidiary)	rr_OtherExpensesOverAssets	3.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.86%)	[1]
Total annual fund operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.20%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	973
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,840
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,079
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	973
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,840
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,079

[1]	The Dreyfus Corporation has contractually agreed, until March 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund, and the operating costs of the fund's subsidiary, so that the expenses of none of the classes (excluding the fund's Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.20%. In addition, The Dreyfus Corporation has contractually agreed, until March 31, 2012 and thereafter for so long as the fund invests in the subsidiary, to waive the management fee it receives from the fund in an amount equal to the management fee paid to The Dreyfus Corporation by the subsidiary. This undertaking may not be terminated after March 31, 2012 unless The Dreyfus Corporation obtains the prior approval of the fund's board.